Results for the Year	12 Months Ended
Dec. 31, 2020
Results for the Year
Results for the Year

Section 3—Results for the Year

3.1         Segment information

For management purposes, the Group is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any product candidate or geographical market and no segment information is currently disclosed in the Group’s internal reporting. Accordingly, it has been concluded that it is not relevant to include segment disclosures in the accompanying consolidated financial statements as the Group’s business activities are not organized into business units, products or geographical areas.

3.2          Staff costs

	Year ended December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Compensation to all personnel of the Group, including key management
Wages and salaries (a) (b)	852	825	1,123
Social taxes and benefits	39	46	27
Share-based payments (Note 3.3)	334	2,145	6,170
Total	1,225	3,016	7,320
Staff costs are included in the statement of profit or loss as follows:
Research and development costs	96	664	1,721
General and administrative costs	1,129	2,352	5,599
Total	1,225	3,016	7,320

Compensation to key management personnel of the Group (b)
Wages and salaries (c)	363	324	342
Share-based payments (Note 3.3)	259	1,266	3,088
Total compensation paid to key management personnel	622	1,590	3,430
(a)

As discussed in more detail in Note 3.3, certain amounts were paid to Group personnel that were deemed to be the repurchase of equity awards, accounted for as a reduction of shareholders’ equity and excluded from the amounts disclosed herein. For each of the years ended December 31, 2020, 2019 and 2018, such amounts paid to Group personnel amounted to $147,000,  $354,000 and $432,000, respectively.

(b)	Key management consists of the Company’s Chief Executive Officer.
(c)

As discussed in more detail in Note 3.3, during each of the years ended December 31, 2020, 2019 and 2018, certain amounts were paid to key management that were deemed to be the repurchase of equity awards, accounted for as a reduction of shareholders’ equity and excluded from the amounts disclosed herein. For the years ended December 31, 2020, 2019 and 2018, such amounts paid to key management amounted to $105,000,  $253,000 and $265,000, respectively.

See Note 6.1 for compensation paid to the members of the board of directors.

3.3          Share‑based payment

The Group has entered into various share-based payment arrangements through the granting of equity awards in the form of warrants, options or deferred shares (collectively, “equity awards”) to employees, consultants (who provide services similar to employees), non-employee consultants and members of the board of directors. Equity awards have been granted under either the Company’s 2014 Omnibus Equity Incentive Compensation Plan (the “Equity Plan”) or outside the Equity Plan.

Outstanding warrants and options have exercise prices stated in DKK or USD. Equity awards that have exercise prices in DKK have been translated to USD. Per share amounts in DKK have been updated as the result of changes in exchange rates. Accordingly, the information reported herein may differ from the amounts previously reported.

Prior to the Share Split, each ADS represented one ordinary share. At the time of the Share Split and after the subsequent Capital Reduction, each ADS represented ten ordinary shares and two ordinary shares, respectively. On December 6, 2019, a further ADS ratio change was implemented, which resulted in each ADS representing 14 ordinary shares (see Notes 1.3 and 1.4). The per share amounts disclosed herein are based on one ordinary share and therefore, the ADS ratio has no effect on the amounts disclosed herein.

The terms of the Equity Plan provide for the board of directors, or a committee appointed by the board of directors, to grant equity awards to employees, consultants and directors of the Group. The Equity Plan currently provides for the granting of an aggregate of 9.4 million ordinary shares. Awards can be in the form of ordinary shares, deferred shares, restricted shares or share options with terms and vesting conditions determined by the board of directors. The Equity Plan contains antidilution provisions in the event of a stock split or certain other corporate transactions. As of December 31, 2020, 8.4 million shares were available for grant under the Equity Plan. In addition, at December 31, 2020, under Danish Corporate Law, the board of directors has available for the future grant 2.1 million warrants and 17 million deferred shares (inclusive of the shares available for future grant under the Equity Plan).

During the year ended December 31, 2020, no equity awards were granted or modified.

In May 2020, equity awards representing a total of 1.4 million ordinary shares, including 194,000 deferred shares, were exercised yielding proceeds to the Company of $2,000. The quoted fair value of an ordinary share of the Company on the date of exercise was $0.47.

In April 2019, an option to purchase 7,200 ordinary shares (the “2019 Option”) was granted to one employee at an exercise price of $0.60 per share. The 2019 Option vests monthly over 36 months commencing on April 1, 2019.; however, the 2019 Option contains a provision whereby the holder cannot exercise prior to a defined date. Vesting and the exercise period are accelerated in the event there is a change in control, as defined in the award agreement. The terms of the 2019 Option include antidilution protection to the holder in the event there is a distribution to the shareholders as defined in the underlying award agreement. The 2019 Option expires on April 1, 2025. At the date of grant, the aggregate fair value of the 2019 Option was not material.

During September 2018, an option to purchase 7,200 ordinary shares (the “2018 Option”) was granted to one employee at an exercise price of $1.40 per share. The 2018 Option was forfeited in February 2020. The 2018 Option vested in increments as defined through September 1, 2021; however, the 2018 Option contained a provision whereby the holder could not exercise prior to a defined date. Vesting and the exercise period would accelerate in the event there is a change in control, as defined in the award agreement. The terms of the 2018 Option include antidilution protection to the holder in the event there was a distribution to the shareholders as defined in the underlying award agreement. The 2018 Option had an expiration date of August 31, 2024. At the date of grant, the aggregate fair value of the 2018 Option was not material.

During the second half of 2018, the Company’s board of directors allowed two former employees to continue to hold 105,000 vested options (collectively the “2018 Vested Options”) that would have otherwise been forfeited shortly after each former employee’s termination date if not exercised. The exercise prices of the 2018 Vested Options ranged from 0.01 DKK to $3.77 and the expiration dates, as stated in the underlying awards agreements, do not exceed June 19, 2023. For financial reporting purposes, allowing the former employees to hold the 2018 Vested Options to their stated expiration dates was accounted for as a modification. The financial statement impact of allowing the former employees to hold the 2018 Vested Options to their stated expiration date was not material.

During the year ended December 31, 2018, a total of 706,000 warrants were exercised yielding proceeds to the Company of $1,000. The quoted fair values of an ordinary share of the Company on the dates of exercise were $1.36 with respect to 334,000 warrants and $1.49 for the remaining warrants.

In June 2017, the Company granted options to purchase 1.7 million ordinary shares (the “June 2017 Options”), including an option to purchase 600,000  ordinary shares that was granted to the Company’s Chief Executive Officer and options to purchase an aggregate of 150,000 ordinary shares that were granted to members of the Company’s Board of Directors, that had an exercise price of $2.04. Vesting is monthly over 36 months commencing on June 1, 2017; however, each award contains a provision whereby the option holder cannot exercise prior to a defined date. Vesting and/or exercise periods are accelerated under certain defined situations, including a change in control. The terms of the June 2017 Options include antidilution protection to the holders in the event there is a distribution to the Company’s shareholders as defined in the underlying award agreements. As a result of the Capital Reduction and the antidilution protection, the exercise price of the June 2017 Options was decreased to the nominal value of an ordinary share and the holders were due a total cash payment of 1.9 million EUR ($2.2 million based on the December 31, 2017 exchange rate) (referred to as the “June 2017 Award Adjustment”). The cash payments due in accordance with the June 2017 Award Adjustment were payable to the holders, pro rata, over the vesting period that ended on May 31, 2020.

The table below summarizes the amount paid in EUR (and USD equivalent) during each of the years ended December 31, 2020, 2019 and 2018 to the holders of the June 2017 Options as provided for by the June 2017 Award Adjustment:

	Year Ended December 31,
	2020	2019	2018
	EUR ‘000	EUR ‘000	EUR ‘000
Total paid in EUR in accordance with June 2017 Award Adjustment	248	596	650
	USD ‘000	USD ‘000	USD ‘000
USD equivalent converted at the prevailing conversion rate	278	670	761

As of December 31, 2020, the June 2017 Options are fully vested and the Company has remitted the full amount due to the holders of the June 2017 Options in accordance with the June 2017 Award Adjustment. Since the terms of the June 2017 Option award agreements contain antidilution provisions, payments made to the holders as the result of such terms have been treated as a repurchase of equity awards and accounted for as a reduction to shareholders’ equity. The June 2017 Options expire six years from the date of grant. At the date of grant, the aggregate fair value of the June 2017 Options totaled $8.9 million.

In June 2017, the Company granted 180,000 deferred shares (the “June 2017 Deferred Shares”), including 90,000 deferred shares granted to the Company’s Chief Executive Officer. Subject to meeting defined employment provisions, 100,000 of the June 2017 Deferred Shares, including 50,000 held by the Company’s Chief Executive Officer, would have vested in the event there would have been a successful outcome of the Interference Proceeding, as defined in the award agreements. The balance of the June 2017 Deferred Shares vest in the event there is a successful outcome of the Opposition Proceeding as defined in the award agreements. The deferred shares that vest in the event there is a successful outcome to the Interference Proceeding expire five years from the date of grant, or earlier, in the event of an unsuccessful outcome in the Interference Proceeding, while the remaining deferred shares expire five years from date of grant, or earlier, in the event of an unsuccessful outcome of the Opposition Proceeding. At the date of grant, the aggregate fair value of the June 2017 Deferred Shares totaled $1.8 million. The fair value of the June 2017 Deferred Shares will be recognized as an expense within the statement of profit or loss only if such deferred shares vest. In addition, the award agreements underlying the June 2017 Deferred Shares contain provisions similar to the antidilution provisions included in the June 2017 Options. Accordingly, the antidilution provisions would have obligated the Company to remit an aggregate of 1.7 million EUR ($2.1 million based on the December 31, 2020 exchange rate) to the holders, payable upon vesting, if all the June 2017 Deferred Shares had vested. As a result of the unsuccessful outcome of the Interference Proceeding, as discussed in Note 1.2, 100,000 deferred shares expired on January 9, 2019 when the Federal Circuit’s decision became final. As of December 31, 2020, there are 80,000 June 2017 Deferred Shares outstanding. In the event that the 80,000 June 2017 Deferred Shares vest, the Company would recognize an expense of 5.4 million DKK ($899,000 based on the December 31, 2020 exchange rate). The potential antidilution payment due to the holders of the June 2017 Deferred Shares should the Company by successful in the Opposition Proceeding, as defined, totals 777,000 EUR ($954,000 based on the December 31, 2020 exchange rate).

During the year ended December 31, 2015, a total of 5 million stock options were granted to non-employee consultants of the Group (“Consultant Options”). 2.5 million Consultant Options had an exercise price of $2.83 and the balance had an exercise price of $14.13. The Consultant Options expired on May 15, 2020. The fair value of the Consultant Options was measured using the Black-Scholes model with inputs not materially different from those discussed below. The fair value of the Consultant Options was determined as services were rendered.  The fair value of the Consultant Options was computed using the Black-Scholes method and not based on the value of the services received. In reaching the decision to use the value of the Consultant Options and not the value of the services, management considered the variability in the nature, timing and extent of services to be provided by the non-employee consultants that were significantly affected by actions taken by parties who are not under the control of the Group. Accordingly, the value and timing of the services received over the service period could not be estimated reliably and therefore the value of the Consultant Options was deemed to be a more accurate measure of the consideration paid to the non-employee consultants for services rendered. The total expense recognized in connection with the Consultant Options during each of the years ended December 31, 2019 and 2018 was $3,000 and $96,000, respectively. There was no expense recognized in connection with the Consultant Options during the year ended December 31, 2020.

The table below summarizes the activity for each of the years ended December 31, 2020, 2019 and 2018 for equity awards in the form of options and warrants and the weighted average exercise price (“WAEP”):

	Share Options and Warrants
	Key	Employees	Non-
	Management	and	Employee	Total
	Personnel (a)	Consultants	Consultants	Awards	WAEP
	No. ‘000	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2018	4,196	4,999	4,996	14,191	$3.45
Granted	—	7	—	7	$1.40
Exercised	(123)	(583)	—	(706)	Nil
Expired	(333)	(179)	—	(512)	Nil
Outstanding at December 31, 2018	3,740	4,244	4,996	12,980	$3.77
Granted	—	7	—	7	$0.60
Expired	—	(89)	—	(89)	Nil
Outstanding at December 31, 2019	3,740	4,162	4,996	12,898	$3.80
Exercised	(379)	(840)	—	(1,219)	Nil
Expired or forfeited	—	(241)	(4,996)	(5,237)	$8.10
Outstanding at December 31, 2020 (b)	3,361	3,081	—	6,442	$1.02
Exercisable at December 31, 2020	3,356	3,078	—	6,434
(a) Includes current and former key management and current and former members of the board of directors.
(b) See Note 6.3 regarding options and warrants exercised subsequent to December 31, 2020.

The weighted average remaining contractual life of equity awards in the form of options and warrants outstanding as of December 31, 2020, 2019 and 2018 was 1.2 years, 1.4 years and 2.4 years, respectively.

The table below summarizes the range of exercise prices, after converting, where applicable, exercise prices that are stated in DKK to USD, for outstanding equity awards in the form of options and warrants as of December 31, 2020, 2019 and 2018.

	As of December 31,
Range of exercise prices (per share)	2020	2019	2018
	No. ‘000	No. ‘000	No. ‘000
$0.0017	4,910	6,318	6,407
$0.60 to $1.26	141	193	186
$2.24 to $2.83	120	2,618	2,618
$3.77	674	674	674
$4.51 to $6.92	597	597	597
$14.13	—	2,498	2,498
Total	6,442	12,898	12,980

The tables below summarize the inputs to the model used to value equity awards, including modifications of equity awards, as well as the average fair value per option or warrant awarded or modified for the years ended December 31, 2019 and 2018. The table for the year ended December 31, 2020 has been intentionally omitted as there were no equity awards valued during the year.

Year ended December 31, 2019
Dividend yield (%)	Zero
Expected volatility (%)	85
Risk-free interest rate (%)	2.3
Expected life of the equity award (years)	3
Share price	0.60 USD
Exercise price	0.60 USD
Model used	Black-Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.33 USD

Year ended December 31, 2018
Dividend yield (%)	Zero
Expected volatility (%)	73 – 86
Risk-free interest rate (%)	2.8 to 2.9
Expected life of the equity award (years)	2.3 to 3.3
Share price	0.53 USD to 1.30 USD
Exercise price	1.40 USD to 3.77 USD
Model used	Black-Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	0.21 USD

The table below summarizes the deferred share activity for each of the years ended December 31, 2020 and 2019:

	Deferred Shares
	Key	Employees
	Management	and	Total
	Personnel (a)	Consultants	Awards
	No. ‘000	No. ‘000	No. ‘000
Outstanding at January 1, 2018 and December 31, 2018 (b)	406	294	700
Forfeited	(50)	(50)	(100)
Outstanding at December 31, 2019	356	244	600
Exercised	—	(194)	(194)
Outstanding at December 31, 2020 (c)	356	50	406
Exercisable at December 31, 2020	316	10	326

(a)Includes current and former key management and current and former members of the board of directors. Also see Note 6.1.

(b)	There were no deferred shares issued, exercised or forfeited during the year ended December 31, 2018
(c)	At December 31, 2020, each deferred share has an exercise price of 0.01 DKK or $0.0017 based on the December 31, 2020 exchange rate.

Share‑based compensation expense included within operating results for each of the years ended December 31, 2020, 2019 and 2018 is as follows:

	Year Ended December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Research and development costs	63	625	1,547
General and administrative costs	271	1,520	4,623
Total	334	2,145	6,170

Significant Judgments

Determining the fair value of equity awards, whether at grant date or modification date and the subsequent accounting for equity awards requires significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted or modified. The expected life of an equity award is based on the assumption that the holder will not exercise until after the equity award is fully vested and all restrictions on the holders’ ability to dispose of the underlying ordinary shares expire. Actual exercise patterns may differ from the assumption used herein. The volatility rate used to value equity awards has been based on either peer group volatility, where the expected life of an equity award exceeds the Company’s historical trading data, or the Company’s volatility rate where historical trading activity of the Company equals or exceeds the expected life of an equity award. Using historical volatility rates to project future trends is a highly subjective estimate that may not necessarily be the actual outcome. The peer group , at the date of valuation, consisted  of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have yielded significantly different results.

3.4          Income tax

The major components of income tax benefit reported in the consolidated statement of profit or loss for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31,
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Current income tax benefit	—	—	161
Deferred income tax benefit	—	—	43
Total income tax benefit	—	—	204

The tax benefit recognized during the year ended December 31, 2018 of $204,000 results in part from an adjustment relating to the prior year of $161,000 and the balance relates to changes in deferred tax balances during the period. During each of the years ended December 31, 2020 and 2019, no tax benefit (expense) was recognized as the result of the tax loss incurred combined with no deferred tax asset recognition.

For each of the years ended December 31, 2020, 2019 and 2018, the Group has incurred losses and the Group’s ability to generate taxable profits in the future is highly uncertain; therefore, temporary differences that will be available to offset taxable profits do not meet the criteria for financial statement recognition and therefore the related deferred tax assets have not been recognized.

The income tax benefit (expense) recorded for the years ended December 31, 2020, 2019 and 2018 is reconciled as follows:

	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Loss before tax	(6,449)	(4,221)	(8,926)
Tax benefit at the Company’s statutory income tax rate (1)	1,419	929	1,964
Adjustments:
Non-deductible expenses for tax purposes	(6)	—	(2)
Effect of higher tax rate in Germany (2)	(6)	(6)	(7)
Unrecognized deferred tax assets	(1,407)	(923)	(1,912)
Adjustment related to prior year	—	—	161
Income tax benefit reported in the statement of profit or loss	—	—	204
Effective tax rate	0.0%	0.0%	2.3%
(1)	The statutory Danish tax rate for each of the years presented is 22%.
(2)	The statutory German tax rate for each of the years presented is 31.9%.

For Danish and United States tax purposes, FP USA does not conduct a trade or business and is therefore deemed to be a disregarded entity (“Disregarded Entity”). Accordingly, FP USA is not subject to income taxes in the United States.

The income tax receivable at December 31, 2020 and 2019 of $196,000 and $178,000, respectively, is related to the Company’s Danish tax return for the year ended December 31, 2017. Such amount is expected to be received upon the completion of the tax audit in Denmark that is discussed further below.

Deferred Tax

The unrecognized deferred tax assets at December 31, 2020 and 2019 are as follows:

	2020	2019
	USD ‘000	USD ‘000
Tax effect of tax loss carry forwards	7,997	5,770
Share-based payments	480	631
Other	7	6
Unrecognized deferred tax assets	8,484	6,407

The Group has the following unrecognized deductible temporary differences as of December 31, 2020, 2019 and 2018:

	Denmark			Germany
	2020	2019	2018	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Unused tax losses	15,091	6,768	4,276	14,646	13,409	13,793
Other temporary differences primarily share-based payments	2,215	2,896	2,107	—	—	—

The Danish and German tax loss carry forwards have no expiry date. For Danish tax purposes, the Company’s ability to use tax loss carry forwards in any one year is limited to 100% of the first 8.6 million DKK ($1.4 million based on the December 31, 2020 exchange rate) of taxable income plus 60% of taxable income above 8.6 million DKK. For German tax purposes, FP GmbH’s ability to use tax loss carry forwards in any one year is limited to 100% of the first 1.0 million EUR ($1.2 million based on the December 31, 2020 exchange rate) of taxable income plus 60% of taxable income above 1.0 million EUR. Other deductible temporary differences are not subject to any restrictions.

Joint Taxation Groups

During the period from January 19, 2013 to December 31, 2015, the Company was part of a Danish joint taxation group with Tech Growth Invest ApS and entities under Tech Growth Invest ApS’s control (collectively “Tech Growth”). An entity that was part of Tech Growth experienced a change in ownership on December 31, 2015. As a result of the change in ownership, the year ended December 31, 2015 was the final year that the Company was part of the Danish joint taxation group with Tech Growth. On January 1, 2016, the Company became part of a new Danish joint taxation group (“2016 Tax Group”) with NB FP Investment General Partner ApS and FA. Effective June 30, 2017, Operations became a member of the 2016 Tax Group and FWP IP was a member of the 2016 Tax Group for the period from June 30, 2017 through the date of the Sale (November 22, 2017). The Company, Operations and FA continue to be members of the 2016 Tax Group.

The Company is jointly and severally liable with other entities in the Tech Growth joint taxation group for Tech Growth’s Danish tax liabilities while the Company was a member of Tech Growth. The Company, Operations and FA are jointly and severally liable with NB FP Investment General Partner ApS for the 2016 Tax Group’s Danish tax liabilities while the Company, Operations and FA were members of the 2016 Tax Group.

Significant Judgments

The Group recognizes deferred tax assets, including the tax base of tax loss carry‑forwards, if management assesses that these tax assets can be offset against future positive taxable income. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. This judgment is made periodically after considering current facts, circumstances, budgets and business plans as well as the risks and uncertainty associated with the operations of the Group. As facts and circumstances change, adjustments to previously made estimates will be made that could result in volatility in reported operating results and the occurrence of unforeseen events could have a material favorable or unfavorable effect on the financial statements of the Group.

The Group exercises judgments in evaluating the appropriateness of tax filing positions under applicable tax laws that may be complex. When exercising such judgments, Management consults with professional tax advisors when establishing tax filing positions and further consults with professional tax advisors on a current basis in evaluating tax uncertainties as described further below.

Tax uncertainties

The Group's Danish, German and United States tax returns are subject to periodic audit by the local tax authorities and are subject to ongoing audits in Germany and Denmark. Such audits could result in the tax authorities disagreeing with the tax filing positions taken by the Group, which would expose the Group to additional taxes being assessed, including interest and penalties that could be material. The Group exercises significant judgment when determining tax filing positions. The tax rules and regulations are very complex and there can be no assurance that management’s interpretation and application of these rules and regulations to determine tax filing positions will be accepted by the tax authorities. If the tax authorities reject a tax filing position taken by a Group company, it would likely have a material adverse effect on the Group’s financial position and operating results. There is a risk that the tax authorities could impose additional taxable income or disallow the deductibility of expenses on intercompany cross-border transactions resulting in higher tax obligations in one or more tax jurisdictions. Management’s experience has been that the tax authorities can be aggressive in taking positions that would increase taxable income and/or disallow deductible expenses. If the tax authorities are successful in increasing taxable income and/or disallowing deductible expenses in one or more jurisdictions, it would result in the Group experiencing a higher effective tax rate that could be material. Management consulted with professional tax advisors when establishing tax filing positions and believes that the tax filing positions taken are in accordance with tax regulations; however, there is always a risk that the tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material. See also “Tax audits in Denmark and Germany” below.

The Company has taken the position that since FP USA meets the definition of a Disregarded Entity, it is not subject to United States federal or state income tax. In reaching this conclusion, significant judgment was used in evaluating the nature of the operations in the United States, the interpretation of the Unites States and Danish tax laws, and the income tax treaty between the Unites States and Denmark. Management believes that the tax filing positions taken in the United States and Denmark regarding FP USA are correct; however, there is always a risk that the United States or Danish tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

During the year ended December 31, 2017, the Company made certain cash payments (the "Deduction") to equity award holders in accordance with amendments to the Company’s Article of Association that were approved by the Company’s shareholders and board of directors. The Company believes the Deduction, that totaled 36.2 million EUR ($43.4 million based on the December 31, 2017 exchange rate), represents, for tax reporting purposes, compensation for services rendered to the Company and is tax deductible for Danish tax purposes in the year ended December 31, 2017. Management believes that the tax  filing position taken with regards to the Deduction is in accordance with tax regulations and that appropriate tax provisions have been made in the accompanying financial statements; however, there is always a risk that the Danish authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material. There were similar cash payments made to equity award holders during the years ended December 31, 2020, 2019 and 2018 that totaled 248,000 EUR ($278,000 based on the prevailing exchange rate on the date of the transaction), 596,000 EUR ($670,000 based on the prevailing exchange rates on the dates of the transactions) and 650,000 EUR ($761,000 based on the prevailing exchange rates on the dates of the transactions), respectively; however, such amounts are reflected herein as unrecognized deductible temporary differences at December 31, 2020, 2019 and 2018 and disclosed above as unused tax losses in Denmark.

As of December 31, 2020, the tax years that remain open for audit by the Danish, German, and United States tax authorities are as follows:

Years
Denmark	2015 through 2020
Germany	2013 through 2020
United States	2015 through 2020

Tax audits in Denmark and Germany

Currently, the Danish and German tax authorities are conducting a joint tax audit of the Group’s Danish and German tax returns covering multiple years through the year ended December 31, 2017. Conducting a joint tax audit is expected to reduce the burden and cost to the Group of undergoing two audits that address similar transactions and to accelerate the resolution of disagreements.

To date, the joint tax audit has focused on the intercompany recognition of revenue and expenses to ensure that such transactions were conducted at arm’s length. It is possible that the ongoing joint tax audit could result in the Danish and German tax authorities mutually agreeing to allocate a greater portion of the Group’s total 2017 taxable income to FP GmbH (referred to as the “Reallocation of Taxable Income”). If such Reallocation of Taxable Income were to occur, it could trigger a net increase in the Group’s total income tax expense caused by the higher statutory tax rate in Germany of 31.9% versus Denmark’s statutory tax rate of 22.0%. Effectively, the Reallocation of Taxable Income would shift taxable income to Germany that would be taxed at 31.9% while reducing taxable income in Denmark that was taxed at 22.0%. FP GmbH has available tax loss carryforwards of 11.9 million EUR ($14.6 million based on the December 31, 2020 exchange rate) that could be used to mitigate an increase in income tax expense resulting from a Reallocation of Taxable Income. Any Reallocation of Taxable Income that is not covered by FP GmbH’s tax loss carryforwards and not subject to minimum taxation rules in Germany would result in an increase in income tax expense at a rate of approximately 10 percentage points of such amount compared to what has been recognized in the financial statements at December 31, 2020.

The Danish and German tax authorities may currently be discussing a Reallocation of Taxable Income; however, Management has determined, based on consultations with the Group’s tax advisors, that it is not probable (i.e., more likely than not) that the Group will be required to pay additional taxes to the German tax authorities upon the ultimate resolution of the joint tax audit. However, such determination is inherently subjective and, if it is incorrect, then the Group may be subject to significant additional tax levies. The ultimate resolution of the joint tax audit may require that the Group incur a material outflow of cash that would negatively affect the Group’s financial position, results of operations and cash holdings. If the Danish and German tax authorities mutually agree to a Reallocation of Taxable Income, the Group’s only option to mitigate the increase in income tax expense would be to seek relief through litigation in Germany. If litigation in Germany were pursued, it would be time-consuming and costly and there is no assurance that the outcome of such litigation would be successful.

If the Danish and German tax authorities do not mutually agree to a Reallocation of Taxable Income, the German tax authorities could unilaterally increase the taxable income of FP GmbH, which could lead to double taxation and an increase in the Group’s total income tax expense. In such case, the Group’s only option to mitigate the increase in income tax expense would be to seek relief through entering into a Mutual Agreement Procedure ("MAP") comprising a government-to-government dispute resolution mechanism and/or commence litigation against the tax authorities. If relief is sought through a MAP, double taxation will be eliminated; however, there is no assurance that a MAP and/or litigation would eliminate a net increase in the Group’s total income tax expense caused by a Reallocation of Taxable Income, which could be material and could result in a material outflow of cash that would negatively impact the Group’s financial position, operating results, and cash holdings.

The cost to pursue litigation in Germany and/or a MAP individually, or in combination with any potential taxes, interest, and penalties due at the ultimate resolution of the litigation and/or MAP, could have a material adverse effect on the Group’s financial position, operating results, and cash holdings.

The timing of the completion of the joint tax audit by the tax authorities is currently unknown.

3.5         Net loss per share

The following reflects the net loss attributable to ordinary shareholders and share data used in the basic and diluted net loss per share computations for each of the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
	USD	USD	USD
Net loss attributable to ordinary shareholders of the Company used for computing basic and diluted net loss per share	(6,449)	(4,221)	(8,722)
Weighted average number of ordinary shares used for basic and diluted per share amounts	95,997	95,074	94,671
Net loss per share basic and diluted	(0.07)	(0.04)	(0.09)

Amounts within the table above are in thousands except per share amounts

Basic loss per share amounts are calculated by dividing the net loss for the year attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Since the Group has incurred losses for each of the years ended December 31, 2020, 2019 and 2018, the potential shares issuable related to outstanding deferred shares, options and warrants have been excluded from the calculation of diluted loss per share as the effect of such shares is anti-dilutive. Therefore, basic and diluted loss per share amounts are the same for each period presented. As of December 31, 2020, 2019 and 2018, options, warrants and deferred shares that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted amounts per share because they are anti-dilutive, were 6.8 million, 13.5 million and 13.7 million, respectively. See Note 3.3.

The share and per share information disclosed above is based on the number of outstanding ordinary shares of the Company and not the number of ADSs outstanding. Therefore, the number of ADSs outstanding has no effect on the share or per-share information disclosed throughout these consolidated financial statements. See Notes 1.3, 1.4 and 5.1.